Note 12 - Employees' Postretirement Benefits and Other Benefits, Additional Information (Detail) (USD $) In Millions	3 Months Ended
Mar. 31, 2011
Employees' Postretirement Benefits and Other Benefits, Additional Information
Benefits paid	$ 71
Balances of the Financial Commitment Agreements	3,053
Financial Commitment Agreements, interest due in 2011	$ 72